Eaton Vance Parametric Option Absolute Return Strategy Fund

EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
Supplement to Summary Prospectus dated May 1, 2012 as revised December 13, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Absolute Return Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$532	$942	$2,087
Institutional Class shares	$122	$455	$812	$1,816

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6622-2/13 OARSPS

Shareholder Fees Eaton Vance Parametric Option Absolute Return Strategy Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none

Expense Example Eaton Vance Parametric Option Absolute Return Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	148	532	942	2,087
Institutional Class	122	455	812	1,816

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Eaton Vance Special Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0000031266
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 14, 2013
Document Effective Date	dei_DocumentEffectiveDate	Feb 14, 2013
Prospectus Date	rr_ProspectusDate	May 1, 2012
Eaton Vance Parametric Option Absolute Return Strategy Fund
[RiskReturnAbstract]	rr_RiskReturnAbstract
Supplement [Text Block]	EVSIT_SupplementTextBlock

EATON VANCE PARAMETRIC OPTION ABSOLUTE RETURN STRATEGY FUND
Supplement to Summary Prospectus dated May 1, 2012 as revised December 13, 2012

The following amendments to the Summary Prospectus are effective on March 1, 2013.

1.  The Summary Prospectus is amended to reflect the following:

•

The name of the Fund is changed to Parametric Absolute Return Fund;

•

Class A and Class I shares of the Fund are renamed Investor Class and Institutional Class, respectively;

•

The front-end sales charge payable upon purchase of Investor Class shares of the Fund is eliminated;

•

The minimum initial purchase of Institutional Class shares of the Fund is changed to $50,000 (waived in certain circumstances); and

•

Class C shares of the Fund are no longer available for purchase or exchange and all existing Class C shares will convert to Investor Class shares on or about March 16, 2013.  Any Class C shares converted to Investor Class will continue to be subject to any applicable Class C contingent deferred sales charge.

2.  The following replaces the “Shareholder Fees” and “Example” tables under “Fees and Expenses of the Fund”:

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	None

	1 Year	3 Years	5 Years	10 Years
Investor Class shares	$148	$532	$942	$2,087
Institutional Class shares	$122	$455	$812	$1,816

3.  The following replaces the paragraph under “Purchase and Sale of Fund Shares”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to the Fund, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-260-0761. The minimum initial purchase or exchange into the Fund is $1,000 for Investor Class and $50,000 for Institutional Class (waived in certain circumstances). There is no minimum for subsequent investments.

February 14, 2013	6622-2/13 OARSPS

Eaton Vance Parametric Option Absolute Return Strategy Fund | Investor Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EOAAX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	148
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	532
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	942
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,087
Eaton Vance Parametric Option Absolute Return Strategy Fund | Institutional Class
[RiskReturnAbstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EOAIX
Maximum Sales Charge (Load) (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	812
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,816